Organization, Principal Activities and Management's Plans (Details Narrative)							12 Months Ended
	Jul. 02, 2017 USD ($)	Nov. 09, 2015 USD ($)	Nov. 09, 2015 CNY (¥)	Nov. 06, 2015 USD ($)	Nov. 06, 2015 CNY (¥)	Dec. 13, 2009	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Purchase price of assets	$ 1,800,000
Net income loss							$ 1,691,983	$ 858,605	$ (18,170,601)
Cash flow from operating activities							2,473,802	4,540,249	$ (2,821,053)
Working capital deficiency							4,900,000	1,500,000
Net income earned from continuing operations							200,000	500,000
Accumulated deficit							$ (170,935,437)	$ (172,395,246)
Wuda Geoinformatics Co., Ltd [Member]
Equity ownership percentage				54.89%	54.89%
Agreegate purchase price				$ 14,700,000
Wuda Geoinformatics Co., Ltd [Member] | RMB [Member]
Agreegate purchase price | ¥					¥ 91,300,000
iASPEC Zhongtian Software Co., Ltd [Member]
Equity ownership percentage		100.00%	100.00%
Agreegate purchase price		$ 4,800,000
iASPEC Zhongtian Software Co., Ltd [Member] | RMB [Member]
Agreegate purchase price | ¥			¥ 30,000,000
iASPEC Zhongtian Software Co., Ltd and Wuda Geoinformatics Co., Ltd [Member]
Due from sale										$ 13,300,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Net profit received, percentage						95.00%